OPERATIONS AND PRINCIPAL ACTIVITIES - Group's subsidiaries and the consolidated VIEs (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Pony.ai, Inc
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital | $	$ 41.0
Hongkong Pony AI Limited
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital | $	$ 0.0
Beijing (ZX) Pony AI Technology Co., Ltd ("Beijing ZX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital		¥ 130.0
Beijing (HX) Pony AI Technology Co., Ltd. ("Beijing HX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital | $	$ 140.0
Guangzhou (ZX) Pony AI Technology Co., Ltd ("Guangzhou ZX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital		¥ 100.0
Guangzhou (HX) Pony AI Technology Co., Ltd. ("Guangzhou HX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital | $	$ 348.0
Beijing (YX) Pony AI Technology Co., Ltd. ("Beijing YX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital | $	$ 400.0
Shanghai (YX) Pony AI Technology Co., Ltd. ("Shanghai YX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital		¥ 600.0
Guangzhou (YX) Pony AI Technology Co., Ltd.
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital		¥ 30.0
Beijing (RX) Pony AI Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital		¥ 500.0
Guangzhou Pony Intelligent Logistics Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital		¥ 100.0
Shenzhen (YX) Pony AI Technology Co., Ltd. ("Shenzhen YX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital | $	$ 51.0
Cyantron Logistics Technology Co., Ltd. ("Cyantron Logistics")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	51.00%	51.00%
Registered capital		¥ 100.0
Shanghai (ZX) Pony AI Technology Development Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%	100.00%
Registered capital | $	$ 100.0
Qingdao Cyantron Logistics Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	51.00%	51.00%
Registered capital		¥ 90.0